UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter September 30, 2008

Check here if amendment ( ); Amendment Number: _______________________
This Amendment (check only one):              ( ) is a restatement
                                              ( ) adds new holdings entries

Institutional Investment Manager Filing this Report

Name       Passport Management, LLC
Address    30 Hotaling Place, Ste 300
           San Francisco, CA 94111

Form 13F File Number    028-10809

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joanne Cormican
Title   Chief Financial Officer
Phone   415-321-4618

Signature, Place, and Date of Signing:

/s/ Joanne Cormican     San Francisco, CA       November 14, 2008
-------------------     -----------------       -----------------

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers
( ) 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number             Name

28-__________________            _______________________

[Repeat as necessary]

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           78
Form 13F Information Table Value Total:    4,329,355

List of Other Included Managers

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.           Form 13F File Number             Name

_____         28-_________________             ______________________

[Repeat as necessary]

                              FORM 13F INFORMATION TABLE

COL 1                                       COL 2  COL 3              COL 4           COL 5      COL 6   COL 7          COL 8
Name of Issuer                              Title  CUSIP     Value    SHRS or     SH/    PUT/   INVES-  OTHER   SOLE      SHRD NONE
                                            of               (x$1000) PRN AMT     PRN    CALL   TMENT   MAN-
                                            Class                                               DISC.   AGERS
ALPHA NATURAL RESOURCES INC CALL            CALL   02076X902    7,149    139,000  SH     CALL   SOLE              139,000 0    0
AMAZON COM INC PUT                          PUT    023135956  158,253  2,175,000  SH     PUT    SOLE            2,175,000 0    0
AMERICAN EAGLE OUTFITTERS NE PUT            PUT    02553E956   30,500  2,000,000  SH     PUT    SOLE            2,000,000 0    0
AMGEN INC PUT                               CALL   031162950   29,635    500,000  SH     CALL   SOLE              500,000 0    0
ANADARKO PETE CORP COM                      COM    032511107    1,558     32,115  SH            SOLE               32,115 0    0
APPLE INC PUT                               PUT    037833950  136,108  1,197,500  SH     PUT    SOLE            1,197,500 0    0
APPLIED MATLS INC PUT                       PUT    038222955    2,421    160,000  SH     PUT    SOLE              160,000 0    0
BANK OF AMERICA CORPORATION PUT             PUT    060505954  227,500  6,500,000  SH     PUT    SOLE            6,500,000 0    0
BARRICK GOLD CORP COM                       COM    067901108   74,156  2,018,395  SH            SOLE            2,018,395 0    0
BIOFORM MEDICAL INC COM                     COM    09065G107    9,462  2,413,660  SH            SOLE            2,413,660 0    0
COMPANHIA VALE DO RIO DOCE CALL             CALL   204412909   57,450  3,000,000  SH     CALL   SOLE            3,000,000 0    0
CONSOL ENERGY INC COM                       COM    20854P109    2,295     50,000  SH            SOLE               50,000 0    0
CROSSHAIR EXPL & MNG CORP COM               COM    22763R101      310  1,375,000  SH            SOLE            1,375,000 0    0
DICKS SPORTING GOODS INC PUT                PUT    253393952   39,160  2,000,000  SH     PUT    SOLE            2,000,000 0    0
EHEALTH INC COM                             COM    28238P109    6,130    383,100  SH            SOLE              383,100 0    0
ELAN PLC PUT                                PUT    284131958   21,340  2,000,000  SH     PUT    SOLE            2,000,000 0    0
EXCO RESOURCES INC COM                      COM    269279402    6,574    402,801  SH            SOLE              402,801 0    0
FBR CAPITAL MARKETS CORP COM                COM    30247C301   42,544  6,565,405  SH            SOLE            6,565,405 0    0
FOCUS MEDIA HLDG LTD SPONSORED ADR          ADR    34415V109    3,378    118,500  SH            SOLE              118,500 0    0
FRIEDMAN BILLINGS RAMSEY GRO CL A           CL A   358434108   34,567 17,283,541  SH            SOLE           17,283,541 0    0
GENENTECH INC COM NEW                       COM    368710406   15,608    176,000  SH            SOLE              176,000 0    0
GMARKET INC SPON ADR                        ADR    38012G100   11,667    502,011  SH            SOLE              502,011 0    0
GOOGLE INC CL A                             CL A   38259P508    7,169     17,900  SH            SOLE               17,900 0    0
GREAT BASIN GOLD LTD COM                    COM    390124105      675    329,800  SH            SOLE              329,800 0    0
HARLEY DAVIDSON INC PUT                     PUT    412822958   93,593  2,509,200  SH     PUT    SOLE            2,509,200 0    0
HORSEHEAD HLDG CORP COM                     COM    440694305   10,984  1,861,670  SH            SOLE            1,861,670 0    0
INTERNATIONAL TOWER HILL MIN COM            COM    46051L104    2,799  1,360,600  SH            SOLE            1,360,600 0    0
INTRAWARE INC COM NEW                       COM    46118M509    1,767    490,849  SH            SOLE              490,849 0    0
ISHARES TR CALL                             CALL   464287904  292,995  8,500,000  SH     CALL   SOLE            8,500,000 0    0
ISHARES TR PUT                              PUT    464287955  147,220  2,165,000  SH     PUT    SOLE            2,165,000 0    0
JPMORGAN & CHASE & CO PUT                   PUT    46625H950   93,400  2,000,000  SH     PUT    SOLE            2,000,000 0    0
MARKET VECTORS ETF TR CALL                  CALL   57060U900   67,580  2,000,000  SH     CALL   SOLE            2,000,000 0    0
MARKET VECTORS ETF TR GOLD MINER ETF        ETF    57060U100   62,643  1,853,900  SH            SOLE            1,853,900 0    0
METALLINE MINING INC COM                    COM    591257100      322    375,000  SH            SOLE              375,000 0    0
MOMENTA PHARMACEUTICALS INC COM             COM    60877T100      826     63,000  SH            SOLE               63,000 0    0
MONSANTO CO NEW CALL                        CALL   61166W901  425,614  4,300,000  SH     CALL   SOLE            4,300,000 0    0
MOSAIC CO CALL                              CALL   61945A907  136,040  2,000,000  SH     CALL   SOLE            2,000,000 0    0
MOSAIC CO COM                               COM    61945A107  214,753  3,157,200  SH            SOLE            3,157,200 0    0
NETEASE COM INC SPONSORED ADR               ADR    64110W102    5,328    233,700  SH            SOLE              233,700 0    0
NOBLE ENERGY INC CALL                       CALL   655044905   43,900  1,000,000  SH     CALL   SOLE            1,000,000 0    0
PEPSI BOTTLING GROUP INC CALL               CALL   713409900    6,067    208,000  SH     CALL   SOLE              208,000 0    0
PETROHAWK ENERGY CORP COM                   COM    716495106      686     31,700  SH            SOLE               31,700 0    0
PETROLEO BRASILEIRO SA PETRO CALL           CALL   71654V908  133,169  3,030,000  SH     CALL   SOLE            3,030,000 0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG ADR    71654V101    1,727     46,150  SH            SOLE               46,150 0    0
POTASH CORP SASK INC CALL                   CALL   73755L907  534,641  4,050,000  SH     CALL   SOLE            4,050,000 0    0
PROSHARES TR BASIC MTRL PRO                 ETF    74347R651    2,396     45,000  SH            SOLE               45,000 0    0
PROSHARES TR REAL EST PRO                   ETF    74347R552    1,986     25,800  SH            SOLE               25,800 0    0
PROSHARES TR ULTR SHRT MSCI                 ETF    74347R354    2,232     23,000  SH            SOLE               23,000 0    0
PROSHARES TR ULTRA XIN CH25                 ETF    74347R321    2,181     23,200  SH            SOLE               23,200 0    0
PROSHARES TR ULTRASHRT FINL                 ETF    74347R628   12,269    121,490  SH            SOLE              121,490 0    0
PROSHARES TR ULTRASHRT O&G                  ETF    74347R586    2,280     58,700  SH            SOLE               58,700 0    0
PROSHARES TR ULTRASHT MD400                 ETF    74347R859    2,129     32,500  SH            SOLE               32,500 0    0
PROSHARES TR ULTSHT RUS2000                 ETF    74347R834    2,143     29,800  SH            SOLE               29,800 0    0
QUALCOMM INC CALL                           CALL   747525903   90,237  2,100,000  SH     CALL   SOLE            2,100,000 0    0
QUALCOMM INC COM                            COM    747525103   22,387    521,000  SH            SOLE              521,000 0    0
RESEARCH IN MOTION LTD COM                  COM    760975102    3,074     45,000  SH            SOLE               45,000 0    0
SEQUENOM INC COM NEW                        COM    817337405   18,476    694,050  SH            SOLE              694,050 0    0
SILICON MOTION TECHNOLOGY CO SPONSORED ADR  ADR    82706C108    1,106    236,292  SH            SOLE              236,292 0    0
SPDR GOLD TRUST CALL                        CALL   78463V907  680,560  8,000,000  SH     CALL   SOLE            8,000,000 0    0
SPDR GOLD TRUST GOLD SHS                    ETF    78463V107      851     10,000  SH            SOLE               10,000 0    0
SPDR TR PUT                                 PUT    78462F953   17,399    150,000  SH     PUT    SOLE               150000 0    0
SUN MICROSYSTEMS INC COM NEW                COM    866810203   16,873  2,220,137  SH            SOLE            2,220,137 0    0
SUNTRUST BKS INC PUT                        PUT    867914953   67,485  1,500,000  SH     PUT    SOLE            1,500,000 0    0
SYNTHESIS ENERGY SYS INC COM                COM    871628103    5,858  1,207,780  SH            SOLE            1,207,780 0    0
TD AMERITRADE HLDG CORP PUT                 PUT    87236Y958    5,001    300,000  SH     PUT    SOLE              300,000 0    0
THOMPSON CREEK METALS CO INC COM            COM    884768102    3,010    325,000  SH            SOLE              325,000 0    0
TRANSOCEAN INC NEW CALL                     CALL   G90073900   53,086    483,300  SH     CALL   SOLE              483,300 0    0
TRANSOCEAN INC NEW SHS                      COM    G90073100   23,253    211,700  SH            SOLE              211,700 0    0
UNITED STATES OIL FUND LP PUT               PUT    91232N958   16,402    200,000  SH     PUT    SOLE              200,000 0    0
URANERZ ENERGY CORPORATION COM              COM    91688T104    1,125    900,000  SH            SOLE              900,000 0    0
URANIUM ENERGY CORP COM                     COM    916896103    3,771  3,969,883  SH            SOLE            3,969,883 0    0
US BANCORP DEL PUT                          PUT    902973954   36,020  1,000,000  SH     PUT    SOLE            1,000,000 0    0
WALTER INDS INC CALL                        CALL   93317Q905    4,256     89,700  SH     CALL   SOLE               89,700 0    0
WALTER INDS INC COM                         COM    93317Q105    1,186     25,000  SH            SOLE               25,000 0    0
YAHOO INC CALL                              CALL   984332906    5,116    295,700  SH     CALL   SOLE              295,700 0    0
YAHOO INC COM                               COM    984332106    4,273    247,000  SH            SOLE              247,000 0    0
YAMANA GOLD INC COM                         COM    98462Y100    8,991  1,093,790  SH            SOLE            1,093,790 0    0
ZIPREALTY INC COM                           COM    98974V107   10,280  2,519,550  SH            SOLE            2,519,550 0    0